UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                        PLACESTATEWASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009

Check here if Amendment [  ];   Amendment Number:  -----------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PI Investment Management Limited
Address:  5th Floor, Alexandra House, The Sweepstakes
          Ballsbridge, Dublin 4, Ireland

Form 13F File Number:     028-11988
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Shauneen Kay
         ------------------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   011 353 1 6699223
         ------------------------

Signature, Place and Date of Signing:

   /s/ Shauneen Kay                Dublin, Ireland                02/02/10
   ----------------          --------------------------        -----------
     [Signature]                  [City, State]                   [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[  ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          ------------
Form 13F Information Table Entry Total:        29
                                          ------------
Form 13F Information Table Value Total:     $604,136
                                          ------------
                                           thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                             Column 8  Column 8  Column 8
                              Title of               Value    No. of    Investment   Other    Voting    Voting    Voting
Stock Name                     Class       CUSIP     (USD)    Shares    Discretion  Managers   Sole     Shared     None
---------------------------   --------   --------- -------- ---------- ----------- --------- --------  --------  --------
ACCENTURE PLC                  Common    G1151C101   12,193  292,472     Sole        None     292,472
AFLAC INC                      Common    001055102   15,655  333,944     Sole        None     333,944
ALTRIA GROUP INC               Common    02209S103   13,462  679,548     Sole        None     679,548
AUTOMATIC DATA PROCESSING      Common    053015103   25,221  582,998     Sole        None     582,998
BECTON DICKINSON & CO          Common    075887109   18,015  226,065     Sole        None     226,065
CISCO SYSTEMS INC              Common    17275R102   19,502  806,514     Sole        None     806,514
EMERSON ELECTRIC CO            Common    291011104   31,027  715,893     Sole        None     715,893
EXXON MOBIL CORP               Common    30231G102   14,911  216,824     Sole        None     216,824
FISERV INC                     Common    337738108   16,849  343,088     Sole        None     343,088
GAP INC                        Common    364760108   12,519  588,832     Sole        None     588,832
GENERAL DYNAMICS CORP          Common    369550108   29,446  428,615     Sole        None     428,615
HEWLETT-PACKARD CO             Common    428236103   29,402  555,491     Sole        None     555,491
ILLINOIS TOOL WORKS            Common    452308109   12,029  247,363     Sole        None     247,363
JOHNSON & JOHNSON              Common    478160104   51,447  792,582     Sole        None     792,582
JOHNSON CONTROLS INC           Common    478366107   11,721  419,961     Sole        None     419,961
M & T BANK CORP                Common    55261F104   12,471  185,907     Sole        None     185,907
MEDTRONIC INC                  Common    585055106   21,171  475,744     Sole        None     475,744
MICROSOFT CORP                 Common    594918104   25,213  814,366     Sole        None     814,366
NIKE INC                       Common    654106103   20,365  307,900     Sole        None     307,900
OMNICOM GROUP                  Common    681919106   16,502  414,215     Sole        None     414,215
PHILIP MORRIS INTERNATIONAL    Common    718172109   39,671  815,259     Sole        None     815,259
REPUBLIC SERVICES INC          Common    760759100   15,440  540,999     Sole        None     540,999
ROCKWELL COLLINS INC           Common    774341101   19,563  347,840     Sole        None     347,840
STAPLES INC                    Common    855030102   11,444  458,115     Sole        None     458,115
SYSCO CORP                     Common    871829107    9,849  348,028     Sole        None     348,028
TARGET CORP                    Common    87612E106   15,535  318,997     Sole        None     318,997
WAL-MART STORES INC            Common    931142103   43,801  806,641     Sole        None     806,641
WALGREEN CO                    Common    931422109   26,981  726,670     Sole        None     726,670
WELLS FARGO & CO               Common    949746101   12,731  474,689     Sole        None     474,689

                                                    604,136
